Technology and content expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Technology and content expense	$ 37,026	$ 37,515	$ 41,528
Percentual decrease in expenses (as a percent)	1.30%
Technology and content expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff Costs	$ 11,638	13,434	17,425
Technology license and maintenance expenses	25,388	24,081	24,103
Technology and content expense	$ 37,026	$ 37,515	$ 41,528